Summary of significant accounting policies - Business combinations and goodwill - Consideration transferred (Details) (Imported) - Lightmap Ltd - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jan. 31, 2022
Acquisition of subsidiaries
Cash payments to be received by entity	$ 55,667	$ 55,667
Share Consideration	3,158
Deferred share consideration	8,384
Purchase consideration transferred	$ 67,209	$ 67,209
Share price as of acquisition date	$ 7.97
Difference between the share considerations and put option of the sellers	$ 2,094